Provisions (Details) - AUD ($)		Jun. 30, 2019	Jun. 30, 2018
Disclosure of other provisions [line items]
Current		$ 601,995	$ 588,693
Non-Current		34,976	916
Annual Leave [Member]
Disclosure of other provisions [line items]
Current	[1]	245,804	266,487
Long Service Leave [Member]
Disclosure of other provisions [line items]
Current	[1],[2]	356,191	322,206
Non-Current	[2]	$ 34,976	$ 916

[1]	Movements in provisions
[2]	Amounts not expected to be settled within the next 12 months